Intangibles, Net of Accumulated Amortization (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2016	Jun. 30, 2015
Intangibles, net of accumulated amortization (Textual)
Amortization expense	$ 624	$ 624	$ 1,248	$ 1,248	$ 2,496	$ 2,496